Income Taxes (Details) - Schedule of effective income tax rate reconciliation	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of effective income tax rate reconciliation [Abstract]
Federal statutory rate	21.00%	21.00%
Permanent items	48.70%	(2.71%)
State and local taxes, net of federal taxes	1.91%	(0.85%)
Deferred rate changes	0.08%	0.03%
Amortizable start-up costs and other	(132.77%)	0.93%
Income tax rate	(61.08%)	18.40%